Related parties and other major shareholders	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related parties and other major shareholders

Note 20. Related parties and other major shareholders

Transactions with related parties having significant influence over the Group

During the six-month periods ended June 30, 2026 and 2025, the Group entered into transactions with AstraZeneca, which is also a shareholder with significant influence over the Group. These transactions are described in Notes 2.3 and 4.1.

Outstanding balances with AstraZeneca as of June 30, 2026 and December 31, 2025 were as follows:

$ in thousands	AstraZeneca
	As of December 31, 2025	As of June 30, 2026
ASSETS
Total non-current assets	-	-
Trade receivables	12,786	4,152
Total current assets	12,786	4,152
TOTAL ASSETS	12,786	4,152
LIABILITIES
Total non-current liabilities	-	-
Deferred income and contract liabilities	96,766	90,580
Total current liabilities	96,766	90,580
TOTAL LIABILITIES	96,766	90,580

Transactions with other major shareholders

Bpifrance, a shareholder of Cellectis without significant influence over the Group, participated in a banking syndicate that granted a State-Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) to Cellectis. During the six-month period ended June 30, 2026, we made principal and interest payments to Bpifrance of €0.8 million ($0.9 million) to Bpifrance under the PGE.

We also entered into agreements with Bpifrance providing for:

•
financing equal to 80% of our receivables relating to the 2022 Research Tax Credit ("Crédit d'Impôt Recherche" or "CIR"). Pursuant to this agreement, Bpifrance advanced €5.3 million in August 2023. The agreement was subsequently amended to extend the maturity to October, 15, 2026. During the six- month period ended June 30, 2026, we made interest payments of $0.1 million; and
•
a grant and repayable advance of up to €6.4 million, subject to certain conditions, to partially fund an R&D program related to Cellectis' eti-cel product candidate (see note 12). During the six-month period ended June 30, 2026, Cellectis made no principal or interest payments related to this advance. Interests accrued during the period amount to €0.2 million ($0.2 million).

Outstanding balances with Bpifrance were as follows:

$ in thousands	Bpifrance
	As of December 31, 2025	As of June 30, 2026
ASSETS
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES	-
Non-current financial liabilities	4,042	4,222
Total non-current liabilities	4,042	4,222
Current financial liabilities	7,555	6,467
Total current liabilities	7,555	6,467
TOTAL LIABILITIES	11,597	10,690